LEASES (Tables)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Leases
SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS

Future minimum lease payments for the year ended December 31, for each of the next five years and thereafter is as follows:

(Amounts in 000’s)	Future rental payments	Accretion of lease liability (1)	Operating lease obligation
2022 (2)	$4,672	$(152)	$4,520
2023	6,343	(618)	5,725
2024	7,358	(1,227)	6,131
2025	7,575	(1,744)	5,831
2026	7,274	(2,102)	5,172
Thereafter	5,502	(1,900)	3,602
Total	$38,724	$(7,743)	$30,981

(1)	Weighted average discount rate 7.98%.
(2)	Estimated minimum lease payments for the year ending December 31, 2022 include only payments to be paid after March 31, 2022.

Future minimum lease payments for the year ended December 31, for each of the next five years and thereafter is as follows:

(Amounts in 000’s)	Future rental payments	Accretion of lease liability (1)	Operating lease obligation
2022 (2)	$3,162	$(162)	$2,999
2023	6,371	(647)	5,725
2024	7,358	(1,227)	6,130
2025	7,575	(1,744)	5,831
2026	7,274	(2,102)	5,173
Thereafter	5,502	(1,900)	3,602
Total	$37,242	$(7,782)	$29,460

(1)	Weighted average discount rate 7.98%.
(2)	Estimated minimum lease payments for the year ending December 31, 2022 include only payments to be paid after June 30, 2022.

Future minimum lease payments for the twelve months ending September 30, for each of the next five years and thereafter is as follows:

(Amounts in 000’s)	Future rental payments	Accretion of lease liability (1)	Operating lease obligation
2023	$5,465	$(169)	$5,296
2024	5,529	(354)	5,175
2025	5,640	(583)	5,057
2026	5,753	(810)	4,943
2027	4,987	(883)	4,104
Thereafter	1,082	(399)	683
Total	$28,456	$(3,198)	$25,258

(1)	Weighted average discount rate 3.85%.

Future minimum lease payments for the year ended December 31, for each of the next five years and thereafter is as follows:

(Amounts in 000’s)	Future rental payments	Accretion of lease liability (1)	Operating lease obligation
2022	$6,752	$(342)	$6,410
2023	6,851	(814)	6,037
2024	6,958	(1,273)	5,685
2025	7,095	(1,741)	5,354
2026	7,234	(2,192)	5,042
Thereafter	5,502	(1,971)	3,531
Total	$40,392	$(8,333)	$32,059

(1)	Weighted average discount rate 7.98%

SCHEDULE OF FUTURE MINIMUM LEASE RECEIVABLES

Future minimum lease receivables for the year ended of December 31, for each of the next five years and thereafter is as follows:

(Amounts in 000’s)
2022 (a)	$6,060
2023	9,878
2024	9,732
2025	9,645
2026	9,040
Thereafter	17,110
Total	$61,465

(a)	Estimated minimum lease receivables for the year ending December 31, 2022 include only payments scheduled to be received after March 31, 2022.

Future minimum lease receivables for the year ended of December 31, for each of the next five years and thereafter is as follows:

(Amounts in 000’s)
2022 (a)	$4,056
2023	9,878
2024	9,732
2025	9,645
2026	9,040
Thereafter	17,110
Total	$59,461

(a)	Estimated minimum lease receivables for the year ending December 31, 2022 include only payments scheduled to be received after June 30, 2022.

Future minimum lease receivables for the twelve months ending September 30, for each of the next five years and thereafter is as follows:

(Amounts in 000’s)
2023	$8,402
2024	8,673
2025	8,753
2026	7,863
2027	7,541
Thereafter	7,583
Total	$48,815

*	Lease Receivables does not include the new lease with Oak Hallow Healthcare

Future minimum lease receivables for the year ended of December 31, for each of the next five years and thereafter is as follows:

(Amounts in 000’s)
2022	$13,025
2023	14,973
2024	14,785
2025	13,178
2026	11,906
Thereafter	19,065
Total	$86,932

SCHEDULE OF FUTURE MINIMUM LEASE RECEIVABLES LEASES TO THIRD-PARTIES

		Initial Lease Term
	Operator	Commencement	Expiration	2022 Cash
Facility Name	Affiliation (1)	Date	Date	Annual Rent
				(Thousands)
Owned
Eaglewood ALF	Aspire	12/1/2018	11/30/2028	$630
Eaglewood Care Center	Aspire	12/1/2018	11/30/2028	805
H&C of Greenfield	Aspire	12/1/2018	11/30/2023	336
Southland Healthcare	Beacon Health Management	11/1/2014	10/31/2024	1,009
The Pavilion Care Center	Aspire	12/1/2018	11/30/2028	336
Autumn Breeze	C.R. Management	9/30/2015	9/30/2025	939
Coosa Valley Health Care	C.R. Management	12/1/2014	8/31/2030	1,046
Glenvue H&R	C.R. Management	7/1/2015	6/30/2025	1,382
Meadowood (2)	C.R. Management	5/1/2017	3/31/2022	—
Georgetown Health	Symmetry Healthcare	4/1/2015	3/31/2030	358
Mountain Trace Rehab	Vero Health Management	3/1/2019	2/28/2029	515
Sumter Valley Nursing	Symmetry Healthcare	4/1/2015	3/31/2030	662
Subtotal Owned Facilities (12)				$8,018
Leased
Covington Care	Aspire	12/1/2018	11/30/2028	$805
Lumber City	Beacon Health Management	11/1/2014	8/31/2027	983
LaGrange	C.R. Management	4/1/2015	8/31/2027	1,209
Thomasville N&R	C.R. Management	7/1/2014	8/31/2027	380
Jeffersonville	Peach Health	6/18/2016	8/31/2027	794
Oceanside	Peach Health	7/13/2016	8/31/2027	540
Savannah Beach	Peach Health	7/13/2016	8/31/2027	296
Powder Springs (3)	Empire	1/1/2021	8/1/2027	—
Tara (3)(4)	Regional Health Properties			—
Subtotal Leased Facilities (9)				$5,007
Total (21)				$13,025

(1)	Represents the number of facilities which are leased or subleased to separate tenants, which tenants are affiliates of the entity named in the table above.

(2)	On December 14, 2021, CRM and the ADPH entered into two Consent Agreements (one for the ALF and one for the SCALF) pursuant to which CRM will no longer be permitted to operate or manage the Meadowood Facility after April 1, 2022. The Company must either find a replacement tenant, operate the facility, or discharge all the residents on or before June 1, 2022.

(3)	Indicates facilities that were leased to affiliates of Wellington until 12:01 a.m. on January 1, 2021. The base rent will equal 80% of the operators Adjusted EBITDAR.

(4)	Effective January 1, 2021, Regional began operating the Tara Facility and entered into the Vero Management Agreement with Vero Health under which Vero Health provided management consulting services for the Tara Facility. On September 21, 2021, the Company notified Vero Health of Regional’s intention to terminate the Vero Management Agreement, effective October 1, 2021. Regional will continue to operate the Tara Facility and has entered into the Peach Management Agreement with Peach, dated as of September 22, 2021 and effective October 1, 2021, to provide management consulting services for the Tara Facility.